Commitments and Contingencies - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) facility	Dec. 31, 2019 USD ($) case	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Nuclear insurance liability limit per incident		$ 13,900,000
Required nuclear liability insurance		450,000
Nuclear financial protection pool mandated by the Price-Anderson Act		13,500,000
Maximum assessment mandated by Price-Anderson Act per nuclear reactor for a nuclear incident		$ 138,000
Maximum assessment, administrative fee (as percent)		5.00%
Maximum assessment payment mandated by Price-Anderson Act for a nuclear incident		$ 21,000
Maximum assessment		44.00%
Nuclear operator maximum annual assessment		$ 9,000
Maximum liability per nuclear incident		61,000
Mutual property insurance additional blanket policy property coverage		1,250,000
Nuclear property insurance coverage limit per individual insured		1,500,000
Lost revenue insurance maximum weekly recovery		2,500
Accidental outage weekly recovery limit for loss revenues from a nuclear industry mutual insurance company in the event of insurable loss		$ 1,980
The number of months a nuclear industry mutual insurance company will respond to retrospective premium adjustments		24 months
Number of years board of directors of industry mutual insurance company can adjust policy after policy expires		6 years
Sierra Club Et Al V. Midwest Generation L L C
Loss Contingencies [Line Items]
Number of facilities | facility	4
Commonwealth Edison Company And Exelon Generation Company LLC
Loss Contingencies [Line Items]
Financial obligations under agreement	$ 26,000
XOOM Energy Litigation
Loss Contingencies [Line Items]
Number of class action lawsuits | case		2
High
Loss Contingencies [Line Items]
Multiplier that the industry mutual insurance company may assess against insureds premium		10
Low
Loss Contingencies [Line Items]
Multiplier that the industry mutual insurance company may assess against insureds premium		6
Nuclear Event
Loss Contingencies [Line Items]
Total nuclear property insurance coverage		$ 2,750,000
Lost revenue insurance maximum weekly recovery		274,000
Accidental outage weekly recovery limit for loss revenues from a nuclear industry mutual insurance company in the event of insurable loss		216,000
Non-nuclear Event
Loss Contingencies [Line Items]
Total nuclear property insurance coverage		1,000,000
Lost revenue insurance maximum weekly recovery		184,000
Accidental outage weekly recovery limit for loss revenues from a nuclear industry mutual insurance company in the event of insurable loss		$ 144,000
Lignite Contract with Texas Westmoreland Coal Co.
Loss Contingencies [Line Items]
Bond obligation			$ 99,000